Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations [Abstract]
Revenue	$ 1,106	$ 286	$ 2,895	$ 629	$ 2,236	$ 2,460
Operating expenses:
Research and development	753	2,955	4,506	9,077	11,438	18,105
Selling, general and administrative	598	1,852	3,306	6,503	8,369	10,359
Loss on impairment of intangible assets					16,034
Restructuring	1,446	1,104	1,481	1,390	1,390	3,526
Total operating expenses	2,797	5,911	9,293	16,970	37,231	31,990
Loss from operations	(1,691)	(5,625)	(6,398)	(16,341)	(34,995)	(29,530)
Other income (expense):
Interest and other income						244
Interest and other expense	(201)		(2,466)			(2,827)
Change in fair value liability for price adjustable warrants and subscription investment units	50	1,238	3,278	4,704	6,714	4,360
Gain on settlement of liabilities, net	92		92			(18)
Total other income (expense), net	(59)	1,238	904	4,704	6,714	1,777
Net loss before income tax expense					(28,281)	(27,753)
Income tax expense					1,143
Net loss	$ (1,750)	$ (4,387)	$ (5,494)	$ (11,637)	$ (29,424)	$ (27,753)
Net loss per common share - basic and diluted	$ (0.12)	$ (0.55)	$ (0.44)	$ (2.22)	$ (4.65)	$ (15.80)
Shares used in computing net loss per share - basic and diluted	14,309	8,041	12,417	5,248	6,328	1,757